Investments in associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in associates
Investments in associates

Investment
in associate
(€ in thousands)
Balance at January 1, 2019

Gain on initial recognition of investment in associate	949
Share of loss from continuing operations	(520)

Balance at December 31, 2019	429

Share of loss from continuing operations	(322)

Balance at December 31, 2020	107